MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Revenue from Major Customers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Total revenue percentage	26.00%	2.00%	7.00%
Customer B [Member]
Total revenue percentage	16.00%	21.00%	0.00%
Customer C [Member]
Total revenue percentage	4.00%	14.00%	7.00%
Customer D [Member]
Total revenue percentage	2.00%	10.00%	0.00%
Customer E [Member]
Total revenue percentage	1.00%	4.00%	12.00%